      Supplement Dated April 29, 2013 to the Prospectus Dated May 1, 2005

      MetLife Income Security Plan/SM/ Variable Income Annuity Contracts

                                   Issued by
                      Metropolitan Life Insurance Company
                                200 Park Avenue
                           New York, New York 10166

This supplement updates certain information in the prospectus dated May 1, 2005, describing MetLife Income Security Plan/SM/ group non-qualified and qualified immediate variable income annuity ("Income Annuity") contracts funded by Metropolitan Life Separate Account E. The Income Annuities are no longer available. You should read and retain this supplement for future reference. Please write or call MetLife Life & Income Funding Solutions, P.O. Box 14660, Lexington, KY 40512-4660, telephone number 1-866-438-6477, if you need another copy of the Prospectus. Upon request, financial statements for the insurance company will be sent to you without charge.

1. THE CURRENTLY AVAILABLE INVESTMENT CHOICES ARE:

   MET INVESTORS SERIES TRUST ("MET INVESTORS FUND")
     BlackRock Large Cap Core
     Lord Abbett Bond Debenture
     Lord Abbett Mid Cap Value
     Morgan Stanley Mid Cap Growth
     Oppenheimer Global Equity
   METROPOLITAN SERIES FUND ("METROPOLITAN FUND")
     Baillie Gifford International Stock
     Barclays Aggregate Bond Index
     BlackRock Bond Income
     BlackRock Diversified
     Davis Venture Value
     Frontier Mid Cap Growth
     Jennison Growth
     Loomis Sayles Small Cap Core
     MetLife Mid Cap Stock Index
     MetLife Stock Index
     MFS(R) Value
     MSCI EAFE(R) Index
     Neuberger Berman Genesis
     Russell 2000(R) Index
     T. Rowe Price Large Cap Growth
     T. Rowe Price Small Cap Growth

2. SEPARATE ACCOUNT CHARGE

We are waiving an amount equal to the Portfolio expenses that are in excess of 0.62% for the Investment Division investing in the Oppenheimer Global Equity Portfolio of the Met Investors Series Trust.

3. TABLE OF EXPENSES

Delete and replace the fund expenses at pages 8 and 9 of the May 1, 2005 prospectus and replace with the following:

                                                                                                     MINIMUM MAXIMUM
                                                                                                     ------- -------

Total Annual Met Investors Fund and Metropolitan Fund Operating Expenses as of December 31,
  2012 (expenses that are deducted from these Funds assets, including management fees, distribution
  and/or service (12b-1) fees, and other expenses)..................................................  0.28%   1.07%

MET INVESTORS FUND --
CLASS A ANNUAL EXPENSES
FOR THE FISCAL YEAR ENDING              DISTRIBUTION            ACQUIRED    TOTAL   CONTRACTUAL FEE NET TOTAL
DECEMBER 31, 2012                          AND/OR               FUND FEES  ANNUAL    WAIVER AND/OR   ANNUAL
(AS A PERCENTAGE OF         MANAGEMENT SERVICE (12B-1)  OTHER      AND    OPERATING     EXPENSE     OPERATING
AVERAGE NET ASSETS)            FEE          FEES       EXPENSES EXPENSES  EXPENSES   REIMBURSEMENT  EXPENSES
--------------------------  ---------- --------------- -------- --------- --------- --------------- ---------
  MET INVESTORS SERIES
    TRUST -- CLASS A
  BlackRock Large Cap
    Core Portfolio.........    0.59%         --          0.05%      --      0.64%        0.01%        0.63%
  Lord Abbett Bond
    Debenture Portfolio....    0.51%         --          0.03%      --      0.54%          --         0.54%
  Lord Abbett Mid Cap
    Value Portfolio........    0.65%         --          0.04%    0.06%     0.75%        0.00%        0.75%

MET INVESTORS FUND --
CLASS A ANNUAL EXPENSES
FOR THE FISCAL YEAR ENDING              DISTRIBUTION            ACQUIRED    TOTAL   CONTRACTUAL FEE NET TOTAL
DECEMBER 31, 2012                          AND/OR               FUND FEES  ANNUAL    WAIVER AND/OR   ANNUAL
(AS A PERCENTAGE OF         MANAGEMENT SERVICE (12B-1)  OTHER      AND    OPERATING     EXPENSE     OPERATING
AVERAGE NET ASSETS)            FEE          FEES       EXPENSES EXPENSES  EXPENSES   REIMBURSEMENT  EXPENSES
--------------------------  ---------- --------------- -------- --------- --------- --------------- ---------
 Morgan Stanley Mid Cap
   Growth Portfolio........    0.65%         --          0.07%      --      0.72%        0.01%        0.71%
 Oppenheimer Global
   Equity Portfolio........    0.67%         --          0.09%      --      0.76%        0.02%        0.74%
 METROPOLITAN SERIES
   FUND -- CLASS A
 Baillie Gifford
   International Stock
   Portfolio...............    0.81%         --          0.10%      --      0.91%        0.10%        0.81%
 Barclays Aggregate Bond
   Index Portfolio.........    0.25%         --          0.04%      --      0.29%        0.01%        0.28%
 BlackRock Bond Income
   Portfolio...............    0.32%         --          0.04%      --      0.36%        0.00%        0.36%
 BlackRock Diversified
   Portfolio...............    0.46%         --          0.07%      --      0.53%          --         0.53%
 Davis Venture Value
   Portfolio...............    0.70%         --          0.03%      --      0.73%        0.05%        0.68%
 Frontier Mid Cap Growth
   Portfolio...............    0.73%         --          0.05%      --      0.78%        0.02%        0.76%
 Jennison Growth
   Portfolio...............    0.61%         --          0.03%      --      0.64%        0.07%        0.57%
 Loomis Sayles Small Cap
   Core Portfolio..........    0.90%         --          0.07%    0.10%     1.07%        0.08%        0.99%
 MetLife Mid Cap Stock
   Index Portfolio.........    0.25%         --          0.07%    0.02%     0.34%        0.00%        0.34%
 MetLife Stock Index
   Portfolio...............    0.25%         --          0.03%      --      0.28%        0.01%        0.27%
 MFS(R) Value Portfolio....    0.70%         --          0.03%      --      0.73%        0.13%        0.60%
 MSCI EAFE(R) Index
   Portfolio...............    0.30%         --          0.11%    0.01%     0.42%        0.00%        0.42%
 Neuberger Berman
   Genesis Portfolio.......    0.82%         --          0.04%      --      0.86%        0.01%        0.85%
 Russell 2000(R) Index
   Portfolio...............    0.25%         --          0.08%    0.09%     0.42%        0.00%        0.42%
 T. Rowe Price Large Cap
   Growth Portfolio........    0.60%         --          0.04%      --      0.64%        0.01%        0.63%
 T. Rowe Price Small Cap
   Growth Portfolio........    0.49%         --          0.06%      --      0.55%          --         0.55%

The information shown in the table above was provided by the Portfolios and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Portfolio's 2013 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Portfolio, but that the expenses of the Portfolio are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Portfolio's board of directors or trustees, are not shown.

4. YOUR INVESTMENT CHOICES

Each Portfolio has different investment objectives and risks. The Portfolio prospectuses contain more detailed information on each Portfolio's investment strategy, investment managers and its fees. You may obtain a Portfolio prospectus by calling 1-866-438-6477 or through your registered representative. We do not guarantee the investment results of the Portfolios.

The current Portfolios are listed below, along with their investment managers and any sub-investment managers.

YOUR INVESTMENT CHOICES

FUNDING OPTION                                          INVESTMENT OBJECTIVE
--------------                                          --------------------
MET INVESTORS FUND
  BlackRock Large Cap Core Portfolio        Seeks long-term capital growth.


  Lord Abbett Bond Debenture Portfolio      Seeks high current income and the
                                            opportunity for capital appreciation to
                                            produce a high total return.
  Lord Abbett Mid Cap Value Portfolio       Seeks capital appreciation through
                                            investments, primarily in equity securities,
                                            which are believed to be undervalued in the
                                            marketplace.
  Morgan Stanley Mid Cap Growth             Seeks capital appreciation.
   Portfolio

  Oppenheimer Global Equity Portfolio       Seeks capital appreciation.


METROPOLITAN FUND
  Baillie Gifford International Stock       Seeks long-term growth of capital.
   Portfolio

  Barclays Aggregate Bond Index Portfolio   Seeks to track the performance of the
                                            Barclays U.S. Aggregate Bond Index.

  BlackRock Bond Income Portfolio           Seeks a competitive total return primarily
                                            from investing in fixed-income securities.

  BlackRock Diversified Portfolio           Seeks high total return while attempting to
                                            limit investment risk and preserve capital.

  Davis Venture Value Portfolio             Seeks growth of capital.


  Frontier Mid Cap Growth Portfolio         Seeks maximum capital appreciation.


  Jennison Growth Portfolio                 Seeks long-term growth of capital.


  Loomis Sayles Small Cap Core Portfolio    Seeks long-term capital growth from
                                            investments in common stocks or other
                                            equity securities.
  MetLife Mid Cap Stock Index Portfolio     Seeks to track the performance of the
                                            Standard & Poor's MidCap 400(R)
                                            Composite Stock Price Index.
  MetLife Stock Index Portfolio             Seeks to track the performance of the
                                            Standard & Poor's 500(R) Composite Stock
                                            Price Index.
  MFS(R) Value Portfolio                    Seeks capital appreciation.


FUNDING OPTION                              INVESTMENT MANAGER/SUB-INVESTMENT MANAGER
--------------                              -----------------------------------------
MET INVESTORS FUND
  BlackRock Large Cap Core Portfolio        MetLife Advisers, LLC
                                            Sub-Investment Manager: BlackRock
                                            Advisors, LLC
  Lord Abbett Bond Debenture Portfolio      MetLife Advisers, LLC
                                            Sub-Investment Manager: Lord, Abbett &
                                            Co. LLC
  Lord Abbett Mid Cap Value Portfolio       MetLife Advisers, LLC
                                            Sub-Investment Manager: Lord, Abbett &
                                            Co. LLC

  Morgan Stanley Mid Cap Growth             MetLife Advisers, LLC
   Portfolio                                Sub-Investment Manager: Morgan Stanley
                                            Investment Management Inc.
  Oppenheimer Global Equity Portfolio       MetLife Advisers, LLC
                                            Sub-Investment Manager:
                                            OppenheimerFunds, Inc.
METROPOLITAN FUND
  Baillie Gifford International Stock       MetLife Advisers, LLC
   Portfolio                                Sub-Investment Manager: Baillie Gifford
                                            Overseas Limited
  Barclays Aggregate Bond Index Portfolio   MetLife Advisers, LLC
                                            Sub-Investment Manager: MetLife
                                            Investment Management, LLC
  BlackRock Bond Income Portfolio           MetLife Advisers, LLC
                                            Sub-Investment Manager: BlackRock
                                            Advisors, LLC
  BlackRock Diversified Portfolio           MetLife Advisers, LLC
                                            Sub-Investment Manager: BlackRock
                                            Advisors, LLC
  Davis Venture Value Portfolio             MetLife Advisers, LLC
                                            Sub-Investment Manager: Davis Selected
                                            Advisers, L.P.
  Frontier Mid Cap Growth Portfolio         MetLife Advisers, LLC
                                            Sub-Investment Manager: Frontier Capital
                                            Management Company, LLC
  Jennison Growth Portfolio                 MetLife Advisers, LLC
                                            Sub-Investment Manager: Jennison
                                            Associates LLC
  Loomis Sayles Small Cap Core Portfolio    MetLife Advisers, LLC
                                            Sub-Investment Manager: Loomis, Sayles &
                                            Company, L.P.
  MetLife Mid Cap Stock Index Portfolio     MetLife Advisers, LLC
                                            Sub-Investment Manager: MetLife
                                            Investment Management, LLC
  MetLife Stock Index Portfolio             MetLife Advisers, LLC
                                            Sub-Investment Manager: MetLife
                                            Investment Management, LLC
  MFS(R) Value Portfolio                    MetLife Advisers, LLC
                                            Sub-Investment Manager: Massachusetts
                                            Financial Services Company

FUNDING OPTION                                  INVESTMENT OBJECTIVE           INVESTMENT MANAGER/SUB-INVESTMENT MANAGER
--------------                                  --------------------           -----------------------------------------
  MSCI EAFE(R) Index Portfolio         Seeks to track the performance of the    MetLife Advisers, LLC
                                       MSCI EAFE(R) Index.                      Sub-Investment Manager: MetLife
                                                                                Investment Management, LLC
  Neuberger Berman Genesis Portfolio   Seeks high total return, consisting      MetLife Advisers, LLC
                                       principally of capital appreciation.     Sub-Investment Manager: Neuberger
                                                                                Berman Management LLC
  Russell 2000(R) Index Portfolio      Seeks to track the performance of the    MetLife Advisers, LLC
                                       Russell 2000(R) Index.                   Sub-Investment Manager: MetLife
                                                                                Investment Management, LLC
  T. Rowe Price Large Cap Growth       Seeks long-term growth of capital and,   MetLife Advisers, LLC
   Portfolio                           secondarily, dividend income.            Sub-Investment Manager: T. Rowe Price
                                                                                Associates, Inc.
  T. Rowe Price Small Cap Growth       Seeks long-term capital growth.          MetLife Advisers, LLC
   Portfolio                                                                    Sub-Investment Manager: T. Rowe Price
                                                                                Associates, Inc.

5. METROPOLITAN LIFE SEPARATE ACCOUNT E

Add as last paragraph in this section the following:

The investment manager to certain of the Portfolios offered with the Contracts or with other variable annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While it does not concede that the Separate Account is a commodity pool, Metropolitan Life Insurance Company has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act ("CEA"), and is not subject to registration or regulation as a pool operator under the CEA.

6. REALLOCATIONS

Delete current description regarding Market Timing Policies and substitute the following:

RESTRICTIONS ON REALLOCATIONS

RESTRICTIONS ON FREQUENT TRANSFERS/REALLOCATIONS. Frequent requests from Contract Owners to make transfers/allocations may dilute the value of a Portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Portfolio and the reflection of that change in the Portfolio's share price ("arbitrage trading"). Frequent transfers/reallocations involving arbitrage trading may adversely affect the long-term performance of the Portfolios, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers/allocations in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Portfolios (i.e., the Baillie Gifford International Stock Portfolio, Loomis Sayles Small Cap Core Portfolio, MSCI EAFE Index Portfolio, Neuberger Berman Genesis Portfolio, Oppenheimer Global Equity Portfolio, Russell 2000 Index Portfolio, T. Rowe Price Small Cap Growth Portfolio and Lord Abbett Bond Debenture Portfolio -- the "Monitored Portfolios") and we monitor transfer/reallocation activity in those Monitored Portfolios. We employ various means to monitor transfer/reallocation activity, such as examining the frequency and size of transfers/allocations into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer/reallocation activity to determine if, for each category of international, small-cap, and high-yield Portfolios, in a 12-month period there were, (1) six or more transfers/reallocations involving the given category; (2) cumulative gross transfers/allocations involving the given category that exceed the current account value; and (3) two or more "round-trips" involving any Portfolio in the given category. A round-trip generally is defined as a transfer/reallocation in followed by a transfer/reallocation out within the next seven calendar days or a transfer/reallocation out followed by a transfer/reallocation in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER PORTFOLIOS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER/REALLOCATION ACTIVITY IN THOSE PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.

Our policies and procedures may result in transfer/reallocation restrictions being applied to deter frequent transfers/reallocations. Currently, when we detect transfer/reallocation activity in the Monitored Portfolios that exceeds our current transfer/reallocation limits, we require future transfer/reallocation requests to or from any Monitored Portfolios under that Contract to be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction.

The detection and deterrence of harmful transfer/reallocation activity involves judgments that are inherently subjective, such as the decision to monitor only those Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer/reallocation limits. Our ability to detect and/or restrict such transfer/reallocation activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Contract Owners to avoid such detection. Our ability to restrict such transfer/reallocation activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer/reallocation activity that may adversely affect Contract Owners and other persons with interests in the Contracts. We do not accommodate frequent transfers/reallocations in any Portfolio and there are no arrangements in place to permit any Contract Owner to engage in frequent transfers/reallocations; we apply our policies and procedures without exception, waiver, or special arrangement.

The Portfolios may have adopted their own policies and procedures with respect to frequent transfers/reallocations in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer/reallocation policies and procedures of the Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Portfolio or its principal underwriter that obligates us to provide to the Portfolio promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Portfolio to restrict or prohibit further purchases or transfers/reallocations by specific Contract Owners who violate the frequent transfer/reallocation policies established by the Portfolio.

In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance products and/or individual retirement plan participants. The omnibus nature of these orders may limit the Portfolios in their ability to apply their frequent transfer/reallocation policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Portfolios (and thus Contract Owners) will not be harmed by transfer/reallocation activity relating to other insurance companies and/or retirement plans that may invest in the Portfolios. If a Portfolio believes that an omnibus order reflects one or more transfer/reallocation requests from Contract Owners engaged in frequent trading, the Portfolio may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer/reallocation privilege at any time. We also reserve the right to defer or restrict the transfer/reallocation privilege at any time that we are unable to purchase or redeem shares of any of the Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers/reallocations (even if an entire omnibus order is rejected due to the frequent transfers/reallocations of a single Contract Owner). You should read the Portfolio prospectuses for more details.

RESTRICTIONS ON LARGE TRANSFERS/REALLOCATIONS. Large transfers/reallocations may increase brokerage and administrative costs of the underlying Portfolios and may disrupt portfolio management strategy, requiring a Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers/reallocations to or from Portfolios except where the investment manager of a particular underlying Portfolio has brought large transfer/reallocation activity to our attention for investigation on a case-by-case basis. For example, some investment managers have asked us to monitor for "block transfers" where transfer/reallocation requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer/reallocation requests from that third party must be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction.

7. GENERAL ADMINISTRATION

Add the following paragraph:

Abandoned Property Requirements

Every state has unclaimed property laws that generally declare annuity contracts to be abandoned if annuity payments are unclaimed after a period of two or three years from the date the payment is due and payable, or if death benefits are unclaimed after a period of inactivity of three to five years from the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the contract owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name of this process.) However, the state is obligated to pay the death benefit (without interest) if your beneficiary steps forward to claim it with the proper documentation. To prevent your Contract's proceeds from being paid to the state abandoned or unclaimed property office, it is important that You update your beneficiary designations, including addresses, if and as they change. It is also important to keep Your own address current on our records. Please call 1-866-438-6477 to make such changes.


                  THIS SUPPLEMENT SHOULD BE READ AND RETAINED
                             FOR FUTURE REFERENCE

 200 PARK AVENUE                                    TELEPHONE: (800) 638-7732
 NEW YORK, NEW YORK

                                   APPENDIX
--------------------------------------------------------------------------------
                ADDITIONAL INFORMATION REGARDING THE PORTFOLIOS

The Portfolios below were subject to a merger or name change. The chart identifies the former name and new name of each of these Portfolios.

PORTFOLIO NAME CHANGES

          FORMER PORTFOLIO                          NEW PORTFOLIO
          ----------------                          -------------

METROPOLITAN FUND                       METROPOLITAN FUND
  Barclays Capital Aggregate Bond         Barclays Aggregate Bond Index
  Index Portfolio                         Portfolio
  BlackRock Aggressive Growth
  Portfolio                               Frontier Mid Cap Growth Portfolio

PORTFOLIO MERGER

          FORMER PORTFOLIO                          NEW PORTFOLIO
          ----------------                          -------------

METROPOLITAN SERIES FUND                MET INVESTOR SERIES TRUST
  Oppenheimer Global Equity Portfolio     Oppenheimer Global Equity Portfolio